Share-Based Payments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in CAD/USD per option) | $ / shares	$ 2.45
Share based payment arrangement, maximum eligible employee annual bonus DSU	50.00%
Share based payment arrangement, maximum eligible employee annual matching DSUs	25.00%
Vesting date, deferred stock units	1 year
Share-based compensation	$ 3,253,000	$ 2,327,000
Number of other equity instruments surrendered for cancellation (in shares) | shares		32,130
Settlement of RSUs	0	$ 264,000
Reversal of expense from share based payment transactions	0	246,000
Datum Consulting Group, LLC (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares	165,000	913,000
XRM Vision Inc. (a)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares	1,252,000	770,000
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,253,000	$ 2,327,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares	256,191	107,637
Share-based compensation		$ (192,000)
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,762,817	1,471,139	1,178,080
DSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ (262,000)
DSUs | Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 70,000
DSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 620,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,871,311	1,935,286
Number of other equity instruments settled (in shares) | shares	116,567	116,566
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	3,158,953	2,155,231	349,700
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ (72,000)	$ (97,000)
Number of other equity instruments surrendered for cancellation (in shares) | shares	32,097	46,726
RSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ (269,000)	$ (266,000)
RSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 197,000	$ 169,000
Number of instruments issued (in shares) | shares	84,470	69,840
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,574,088	1,510,468
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 2.28	$ 1.64
Aggregate fair value of other equity instruments granted	$ 3,589,000	$ 2,477,000
Number of other equity instruments settled (in shares) | shares	0	89,712
Share-based compensation		$ (72,000)
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	3,794,443	3,072,867	2,156,527
Issuance of subordinate voting shares from settlement of DSUs and RSUs		$ (54,000)
Other equity instruments surrendered for cancellation, value	$ 0
PSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		(346,000)
Issuance of subordinate voting shares from settlement of DSUs and RSUs		(521,000)
Other equity instruments surrendered for cancellation, value	(709,000)
PSUs | Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		274,000
Issuance of subordinate voting shares from settlement of DSUs and RSUs		245,000
Other equity instruments surrendered for cancellation, value	$ 709,000
PSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs		$ 222,000
Number of instruments issued (in shares) | shares		23,812
Long Term Incentive Plan | DSUs issued under the LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,318,292
Long Term Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares		55,942
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,365,639
Other equity instruments surrendered for cancellation, value		$ 299,000
Share Unit Plan, SUP | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance share units (in shares) | shares	444,525
Share Unit Plan, SUP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,871,311	1,935,286
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 2.24	$ 1.67
Compensation expense related to the options granted	$ 4,192,000	$ 3,232,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	3,158,953
Share Unit Plan, SUP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,428,804
Other than Long Term Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares		33,770
Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available to purchase of shares (in shares) | shares	200,000	352,632
Exercised (in CAD/USD per option) | $ / shares	$ 3.38	$ 3.01
weighted average exercise period of share options exercisable in share-based payment arrangement	8 months 8 days	11 months 26 days
Subordinate Voting Shares | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares upon settlement of PSUs (in shares) | shares		23,812
Issuance of shares upon settlement of PSUs		$ 222,000
Subordinate Voting Shares | DSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 620,000
Number of instruments issued (in shares) | shares	256,191
Non-employee directors | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	300,395	400,696
Number of other equity instruments settled (in shares) | shares	256,191
Non-employee directors | Long Term Incentive Plan | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 1.90	$ 1.80
Aggregate fair value of other equity instruments granted	$ 571,000	$ 721,000
Key management personnel of entity or parent [member] | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	218,071	0
Number of other equity instruments settled (in shares) | shares		46,466
Key management personnel of entity or parent [member] | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,260,289	1,378,212
Number of other equity instruments settled (in shares) | shares	103,749	103,748
Key management personnel of entity or parent [member] | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,256,774	1,199,142
Number of other equity instruments settled (in shares) | shares		58,659
Key management personnel of entity or parent [member] | Long Term Incentive Plan | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of other equity instruments granted	$ 417,000	$ 0
Key management personnel of entity or parent [member] | Long Term Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of other equity instruments granted	2,870,000	2,300,000
Key management personnel of entity or parent [member] | Long Term Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of other equity instruments granted	$ 2,862,000	$ 1,980,000
Employees | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	251,967	0
Employees | Long Term Incentive Plan | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 1.91
Aggregate fair value of other equity instruments granted	$ 481,000
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options | shares	2,980,892	3,547,141
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options | shares	2,664,025	2,588,471
Exercised (in CAD/USD per option) | $ / shares	$ 1.90	$ 0